Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Summary of financial assets and financial liabilities

		Financial assets	Financial liabilities
As at December 31, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$36,245	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,022	—
Prepaid gold interests	49,539	—	—
Investments	3,010	—	—
Loans receivable	—	1,784	—
Amounts payable and other liabilities	—	—	18,167
Total	$52,549	$54,051	$18,167

		Financial assets	Financial liabilities
As at December 31, 2023	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$17,379	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	12,307	—
Prepaid gold interests	40,248	—	—
Investments	6,248	—	—
Loans receivable	—	27,976	—
Amounts payable and other liabilities	—	—	14,855
Debt	—	—	57,000
Total	$46,496	$57,662	$71,855